Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2025, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“Beijing Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. (“So-Young China”)	the PRC, 2018	100%	Management consulting services
Wuhan Zeqi Technology Co., Ltd. (“Wuhan Zeqi”)	the PRC, 2021	100%	Investment holding
Wuhan Miracle Laser Systems, Inc. (“Wuhan Miracle”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Wuhan Haoweilai Technology Co., Ltd. (“Wuhan Haoweilai”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Shanghai Jiading Tonghua Micro Finance Co., Ltd. (“Tonghua Micro Finance”)	the PRC, 2021	100%	Micro finance services
Shanxi Tianfu Technology Co., Ltd. (“Shanxi Tianfu”)	the PRC, 2023	85.41%	Production, sales and agency of equipment
So-Young Medical HongKong Limited (“So-Young Medical”)	Hong Kong, 2023	100%	Investment holding
So-Young Medical Management Limited	Hong Kong, 2024	100%	Investment holding
Zhuhai So-Young Medical Management Co., Ltd. (“Zhuhai Management”)	the PRC, 2024	100%	Investment holding

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. (“Beijing Chiyan”)	the PRC, 2019	100%	Internet information and technology advisory services
Zhuhai So-Young Technology Co., Ltd. (“Zhuhai So-Young”)	the PRC, 2024	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing Qingyang Cosmetic Service Co., Ltd. (Previously known as Beijing So-Young Qingyang Medical Instrument Co., Ltd.)	the PRC, 2017	100%	Cosmetic services
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Beijing Qingyang Medical Aesthetic Clinic Co., Ltd.	the PRC, 2020	100%	Medical aesthetic services
Chengdu So-Young Internet Hospital Co., Ltd.	the PRC, 2020	100%	Online medical treatment and consultation services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Chengdu Yiyang Enterprise Management Co., Ltd. (Previously known as Chengdu Wuhou Yililanhu Medical Aesthetic Clinic Co., Ltd.)	the PRC, 2021	100%	Medical aesthetic services
Hainan Yixian Daka Technology Co., Ltd. (“Yixian Daka”)	the PRC, 2021	100%	Technology advisory services
Hainan So-Young Medical Technology Co., Ltd	the PRC, 2021	100%	Sales and agency of equipment
Shanghai Biyuhua Internet Technology Co., Ltd.	the PRC, 2021	100%	Internet information and technology advisory services
Beijing Qingyang Technology Co., Ltd.	the PRC, 2022	100%	Sales of cosmetics

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	136,846	109,305
Restricted cash and term deposits	23,174	22,409
Trade receivables	54,822	14,315
Inventories	43,198	60,036
Receivables from online payment platforms	21,200	14,570
Amounts due from Group companies	162,198	687,570
Amounts due from related parties	1,133	683
Prepayment and other current assets	71,201	63,988
Total current assets	513,772	972,876

Non-current assets:
Investment in subsidiaries	35,081	35,082
Long-term investments	143,853	143,853
Intangible assets	27,320	12,714
Goodwill	684	684
Property and equipment, net	74,264	110,706
Deferred tax assets	27,167	12,598
Operating lease right-of-use assets	119,643	31,270
Other non-current assets	61,209	14,745
Total non-current assets	489,221	361,652
Total assets	1,002,993	1,334,528

Liabilities
Current liabilities:
Taxes payable	48,092	29,922
Contract liabilities	54,429	42,329
Salary and welfare payables	49,757	44,551
Amounts due to Group companies	523,403	944,302
Amounts due to related parties	412	503
Accrued expenses and other current liabilities	230,940	352,426
Operating lease liabilities-current	31,873	11,217
Total current liabilities	938,906	1,425,250

Non-current liabilities:
Operating lease liabilities-non current	92,217	20,936
Deferred tax liabilities	6,367	2,164
Other non-current liabilities	—	411
Total non-current liabilities	98,584	23,511
Total liabilities	1,037,490	1,448,761

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Third-party revenues	1,203,754	1,173,828	1,146,222
Inter-company revenues	19,466	27,907	235,306
Total revenues	1,223,220	1,201,735	1,381,528
Third-party costs	(388,143)	(413,523)	(501,695)
Inter-company costs	(280,781)	(312,935)	(547,997)
Total costs	(668,924)	(726,458)	(1,049,692)
Total operating expenses	(552,945)	(578,746)	(516,147)
Income/(Loss) from non-operations	931	(33,536)	(30,089)
Income/(Loss) before tax	2,282	(137,005)	(214,400)
Income tax benefits/(expenses)	7,514	(1,246)	(4,784)
Net income/(loss)	9,796	(138,251)	(219,184)
Net loss attributable to non-controlling interests	3	75	—
Net income/(loss) attributable to So-Young International Inc.	9,799	(138,176)	(219,184)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in Group companies	(239,088)	(206,009)	(143,546)
Other operating activities	267,865	206,519	280,720
Net cash provided by operating activities	28,777	510	137,174
Purchase of short-term investments	(31,000)	—	—
Proceeds from maturities of short-term investments	15,000	16,000	—
Loans to Group companies	(57,680)	—	(366,026)
Repayments from Group companies	73,982	—	114,654
Cash disposed of the transfer of businesses under common control	—	—	(8,826)
Other investing activities	(61,681)	(67,980)	(119,600)
Net cash used in investing activities	(61,379)	(51,980)	(379,798)
Borrowings under loan from Group companies	17,012	82,527	232,336
Repayments to borrowings under loan from Group companies	(10,589)	(29,778)	(17,780)
Other financing activities with external parties	—	—	(288)
Net cash provided by financing activities	6,423	52,749	214,268
Net (decrease)/increase in cash, cash equivalents and restricted cash	(26,179)	1,279	(28,356)